Debt - Schedule of Interest Rate and Fees (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Base Rate Loans and Canadian Prime Rate Loans		0.90%
Level I [Member] | Maximum [Member]
Debt Instrument [Line Items]
Average Aggregate Availability	$ 50,000,000	$ 105,000,000
LIBOR Loans	2.00%
Base Rate Loans and Canadian Prime Rate Loans	1.00%	1.00%
LIBOR Loans and Canadian BA Rate Loans		2.00%
Level II [Member] | Maximum [Member]
Debt Instrument [Line Items]
Average Aggregate Availability	100,000,000	210,000,000
LIBOR Loans	1.75%
Base Rate Loans and Canadian Prime Rate Loans	0.75%	0.75%
LIBOR Loans and Canadian BA Rate Loans		1.75%
Level II [Member] | Minimum [Member]
Debt Instrument [Line Items]
Average Aggregate Availability	50,000,000	105,000,000
Level III [Member] | Minimum [Member]
Debt Instrument [Line Items]
Average Aggregate Availability	$ 100,000,000	$ 210,000,000
LIBOR Loans	1.50%
Base Rate Loans and Canadian Prime Rate Loans	0.50%	0.50%
LIBOR Loans and Canadian BA Rate Loans		1.50%